Investment Strategy	Sep. 30, 2025
First Trust Merger Arbitrage Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund intends to invest in equity securities (publicly-traded common stock and preferred stock) and derivatives thereof (primarily options) of companies that are involved in a significant corporate event, such as a merger or acquisition. Investments in companies undergoing a merger or acquisition have both risk and return characteristics that are different from the risks of investing in the general stock market. While the risks and returns of traditional stock investing depend on company-specific factors such as profitability and prospects for growth, and on broader economic factors such as interest rates, inflation, global trade and political risks, the Fund’s advisor believes that the risks and returns of merger-arbitrage investing are largely isolated from the daily movements of the stock market, and instead primarily depend on the successful or unsuccessful completion of a merger or acquisition, which creates returns that are largely uncorrelated with the returns of the stock market. During periods of low merger and acquisition activity, the Fund may hold a substantial amount in cash and cash equivalents.

The typical merger-arbitrage strategies employed by the Fund’s advisor seek to generate returns by purchasing the stock of the company being acquired, which is commonly known as the target company (the “target”), while shorting the stock of the company acquiring the target’s stock. The profit which may be realized is the “spread,” or difference in price between (a) the current trading price of the target company following the announcement of the merger, and (b) the contractual price to be paid for the target company in the future when the transaction closes. This spread, or the return that can be earned, may offer a modest nominal total return. However, given that a merger transaction generally is completed in three to four months, a modest return may translate into higher annualized returns.

The Fund may invest in equity securities of any market capitalization. The Fund may invest in event-driven transactions as small as $100 million in transaction value, without limitation as to industries and sectors. The Fund may also invest in stock, warrants, and other securities of special purpose acquisition companies or similar special purpose entities (collectively, “SPACs”), which are collective investment structures that pool funds in order to seek potential acquisition opportunities. In selecting SPACs for investment, FTCM analyzes the attractiveness of the SPAC through the life of the SPAC from IPO to liquidation. FTCM evaluates pre- and post-merger announcements, the potential rate of return, the length of time until the proposed transaction closes or SPAC liquidates, and the potential risk to the Fund in the event the proposed acquisition/liquidation does not close on time and is extended. SPACs provide the opportunity for public shareholders to have some or all of their shares redeemed by the SPAC in connection with certain corporate events, such as an amendment to its charter or an acquisition. The Fund may sell its investments in SPACs at any time, but generally looks to sell/redeem prior to the completion of the acquisition or liquidation. While the Fund may invest in both U.S. and non-U.S. securities, the Fund invests primarily in equity securities of U.S. and Canadian issuers, which may include American Depositary Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. The Fund may also invest directly in other foreign markets. In executing the Fund’s strategy, the advisor generally expects to employ leverage and to utilize a variety of hedging techniques including those involving short sales, options, index futures, forwards, swaps, and other financial instruments. The Fund may also invest in other types of securities such as debt securities, convertible securities and options using merger arbitrage strategies. The debt securities in which the Fund invests may be of any maturity and credit quality including high yield securities, commonly referred to as “junk bonds”, that are rated below investment grade by at least one of Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s, a division of McGraw Hill Companies Inc. (“S&P”) or Fitch Ratings Ltd. (“Fitch”) (or if unrated, are determined by the advisor to be of comparable credit quality).

First Trust Multi-Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

First Trust Capital Management L.P. (“FTCM” or the “Advisor”), the Fund’s advisor, seeks to achieve the Fund’s investment objective by delegating the management of a portion of Fund assets to a group of experienced investment managers that utilize a variety of investment strategies and styles (the “Sub-Advisors”). The Advisor also manages a portion of the Fund’s assets directly. When appropriate, the terms “Advisor” or “Advisors” refer to FTCM and the Sub-Advisors, which are Palmer Square Capital Management, LLC (“Palmer Square”), Vest Financial, LLC (“Vest”), Sardis Group, LLC (“Sardis”), and First Trust Advisors L.P. (“FTA”). FTCM retains overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio and is responsible for selecting and determining the percentage of Fund assets to allocate to itself and each Sub-Advisor. Each Advisor has complete discretion to invest its portion of the Fund’s assets as it deems appropriate, based on its particular philosophy, style, strategies and views. While each Sub-Advisor is subject to the oversight of the Advisor, the Advisor does not attempt to manage the day-to-day investments of the Sub-Advisors. At certain times, the Advisor may not allocate assets to all of the Sub-Advisors and therefore, certain investment strategies may not be employed.

In seeking to achieve the Fund’s investment objective, the Advisors implement both fundamentally and technically driven strategies. These strategies may include, without limitation, arbitrage and debt securities strategies that invest in different asset classes, securities, and derivative instruments, as discussed below. These strategies seek to target positive absolute returns and may exhibit different degrees of volatility, as well as exposure to equity, fixed income, currency, and interest rate markets. Certain strategies used by the Advisors may include exposure to different market risk factors including, but not limited to, value, growth, dividend yield, market cap and volatility.

Arbitrage.    The typical merger-arbitrage strategies employed by the Advisor seek to generate returns by purchasing the stock of the company being acquired, which is commonly known as the target company (the “target”), at a discount to their expected value upon completion of the acquisition. The size of this discount, known as the arbitrage “spread,” may determine the Fund’s potential profit on such an investment. The Fund may employ a variety of strategies to set the “spread”, particularly in proposed transactions involving stock consideration, including shorting the stock of the company that proposes to acquire the target and/or the use of derivatives involving the purchase and sale of put and call options. For purposes of the merger-arbitrage strategy, the Advisor focuses on companies located in North America. The success of the merger-arbitrage strategy largely depends on the overall volume of merger activity, which has historically been cyclical in nature, and the Advisor’s correct evaluation of the outcome of such merger or acquisition transactions, as the Advisor typically seeks to create a portfolio of uncorrelated investment positions that in the aggregate will benefit from such transaction’s completion. During periods of infrequent merger activity, it may be difficult for the Advisor to identify investment opportunities, and the Fund may hold a substantial amount in cash and cash equivalents.

Special Purpose Acquisition Companies.    FTCM may also invest Fund assets in stock, warrants, and other securities of special purpose acquisition companies or similar special purpose entities (collectively, “SPACs”), which are collective investment structures that pool funds in order to seek potential acquisition opportunities. In selecting SPACs for investment, FTCM analyzes the attractiveness of the SPAC through the life of the SPAC from IPO to liquidation. FTCM evaluates pre- and post-merger announcements, the potential rate of return, the length of time until the proposed transaction closes or SPAC liquidates, and the potential risk to the Fund in the event the proposed acquisition/liquidation does not close on time and is extended. SPACs provide the opportunity for public shareholders to have some or all of their shares redeemed by the SPAC in connection with certain corporate events, such as an amendment to its charter or an acquisition. The Fund may sell its investments in SPACs at any time, but generally looks to sell/redeem prior to the completion of the acquisition or liquidation.

Secured Options.    Vest, one of the Fund’s current sub-advisors, under normal market circumstances, uses option writing strategies in an effort to obtain option premiums and manage risk. Vest utilizes buy-write (covered call) and/or cash-secured put option strategies on index exchange-traded funds (“ETFs”), indices, and/or individual securities held by the Fund. As part of the secured put option strategy, the Fund may enter into a put spread, which involves the simultaneous purchase and sale of put options on the same underlying asset with the same expiration date but different strike prices. Covered call and cash-secured put options are intended to reduce volatility, earn option premiums and provide more stable returns than solely holding equities. Selling call options reduces the risk of owning securities by the receipt of the option premiums and selling put options reduces the purchase price of the underlying securities, but both strategies limit the opportunity to profit from an increase in the market value of the underlying security in exchange for up-front cash at the time of selling the call or put option. Vest’s strategy is referred to as “Secured Options” because the call and put options it writes will be covered by the Fund owning the security or ETF underlying the option, holding an offsetting option, segregating cash or other liquid assets at not less than the full value of the option or the exercise price, and/or using other permitted coverage methods. At any given time, the Fund’s assets may be subject to only calls or only puts, or a combination of both strategies. To the extent that the Fund’s assets are only subject to puts, in order to secure the puts, the assets will consist of cash, cash equivalents, or a box spread. A box spread (“Box Spread”) is an offsetting set of options that have risk and return characteristics similar to cash equivalents and is economically similar to zero-coupon bonds. A Box Spread consists of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on a reference asset at the same expiration date. The synthetic long position consists of (i) buying a call option and (ii) selling a put option, each on the same reference asset and each with the same strike price and expiration date. The synthetic short position consists of (i) buying a put option and (ii) selling a call option, each on the same reference asset and each with the same expiration date as the synthetic long but with a different strike price from the synthetic long. The difference between the strike prices of the synthetic long and the synthetic short determines the expiration value (or value at maturity) of the Box Spread. An important feature of a Box Spread construction process is that it seeks to eliminate market risk tied to price movements associated with the underlying options’ reference asset. Once a Box Spread is initiated, its return from the initiation date through expiration is not expected to change due to price movements in the underlying options’ reference assets. The value of a Box Spread is subject to interest rate risks meaning that its mark-to-market value may fluctuate as interest rates and broader market conditions change. While the final payoff of a Box Spread is fixed, interim valuations can move in response to shifts in rates. The ability to purchase or sell box spreads effectively is dependent on the availability and willingness of other market participants to transact in box spreads at competitive prices. If one or more of the individual option positions that comprise a Box Spread are modified or closed separately prior to the option contract’s expiration, then the Box Spread may no longer effectively eliminate risk tied to the underlying reference asset’s price movement and the return and characteristics related to the Box Spread will change.

To the extent that the Fund’s assets are only subject to covered calls on an index, the Fund may hold index ETFs instead of individual securities that replicate the movement of the index, in addition to the other permitted coverage methods.

Debt Securities.    Palmer Square, one of the Fund’s current sub-advisors, under normal market circumstances, invests primarily in debt securities or income-producing securities. Palmer Square will invest in securities of any maturity and credit quality, including securities rated below investment grade and unrated securities. Investment grade securities are those rated in the Baa3 or higher categories by Moody’s Investors Service, Inc. (“Moody’s”), or in the BBB- or higher categories by Standard & Poor’s, a division of McGraw Hill Companies Inc. (“S&P”), or Fitch Ratings Ltd. (“Fitch”) or, if unrated by Moody’s, S&P, Fitch, or another Nationally Recognized Statistical Rating Organization (“NRSRO”), determined by Palmer Square to be of comparable credit quality. Securities rated below investment grade, such as high yield securities, generally have higher yields and higher risks than investment grade securities. High yield securities, commonly referred to as “junk bonds”, are rated below investment grade by at least one of Moody’s, S&P or Fitch (or if unrated, determined by Palmer Square to be of comparable credit quality high yield securities). The Fund may invest in collateralized debt obligations, including collateralized loan obligations (“CLOs”), and other similarly structured securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The loans generate cash flow that is allocated among one or more classes of securities (“tranches”) that vary in risk and yield. The most senior tranche has the best credit quality and the lowest yield compared to the other tranches. The equity tranche has the highest potential yield but also has the greatest risk. The Fund may invest in any tranche of a CLO. In pursuing the Fund’s investment objective, Palmer Square uses a blend of top-down analysis, which includes macro analysis, cross-asset relative value analysis, and sector monitoring, and bottom-up analysis, which involves individual issuer and management analysis and security/transaction evaluation that seeks to identify debt securities that Palmer Square believes can provide highly competitive rate yields and total return over the long term with relatively mitigated credit risk.

Structured Credit Products.    Sardis, one of the Fund’s sub-advisors, under normal market circumstances, primarily invests the portion of the Fund it manages in structured credit products and related fixed income securities and loans. These instruments include agency and non-agency residential mortgage-backed securities (“RMBS”), agency and non-agency commercial mortgage-backed securities (“CMBS”), asset-backed securities (“ABS”), CLOs, and securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored entities. Mortgage-related securities are backed by or provide exposure to mortgages, including private (i.e., non-agency) and government mortgage-backed (i.e., agency) securities. Agency loans have balances that fall within the limits set by the Federal Housing Finance Agency (“FHFA”), are underwritten to standards set by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”), and qualify as collateral for securities that are issued by Ginnie Mae, Fannie Mae and Freddie Mac. Non-agency loans have balances that may or may not fall within the limits set by FHFA and do not qualify as collateral for securities that are issued by Ginnie Mae, Fannie Mae or Freddie Mac. CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property. ABS are securities backed by non-mortgage assets. A CLO is a type of asset-backed debt security typically collateralized predominantly by pools of domestic and foreign senior secured corporate loans, including loans that may be rated below investment grade. RMBS, CMBS, ABS, and CLOs are issued using a variety of structures that vary in risk and yield.

The Fund may invest in instruments of any maturity and credit quality, including high-yield securities, commonly referred to as “junk bonds”, that are rated below investment grade by at least one of the Nationally Recognized Statistical Rating Organizations (“NRSROs”) (or if unrated, are determined by Sardis to be of comparable credit quality). Sardis anticipates the average portfolio duration of the portion of the Fund it manages under normal market conditions will range between two to five years, as calculated by Sardis. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Fund may invest in various types of derivative instruments, including options, futures, forwards and swaps to attempt to mitigate against interest rate risk. From time to time, Sardis may tactically utilize the following securities or instruments for hedging purposes, to attempt to enhance the portfolio’s return, or to mitigate against certain risks, principally credit and interest rate risk: U.S. Treasury securities; corporate bonds; shares of investment companies, including ETFs that invest in fixed income securities; interest rate, total return, and credit default swaps; interest rate and bond futures; and credit spread and interest rate options.

Sardis may sell a security short in anticipation of a decline in the market value of the security. Selling a security short is when the Fund sells a security it does not own. To sell a security short, the Fund must borrow the security from someone else to deliver to the buyer. The Fund then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the Fund repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates.

In selecting investments, Sardis will consider, among other things, maturity, yield and ratings information and opportunities for price appreciation and interest income. Sardis combines a top-down view of risk positioning with a bottom-up approach that analyzes the underlying value of an asset across a variety of macroeconomic and instrument-specific scenarios to determine the ultimate likelihood of repayment of principal and interest to its holder over time.

Residential Mortgage-Backed Securities.    FTA, one of the Fund’s sub-advisors, under normal market circumstances, primarily invests the portion of the Fund it manages in agency and non-agency RMBS and ABS. FTA constructs a portfolio that normally has a weighted average duration of two to five years and is comprised of securities of any credit quality, including securities rated below investment grade and unrated securities. Duration is a mathematical calculation of the average life of a debt security (or portfolio of debt securities) that serves as a measure of its price risk. In general, each year of duration represents an expected 1% change in the value of a security for every 1% immediate change in interest rates. FTA will calculate the duration of the portfolio by modeling the cash flows of all the individual holdings, including the impact of prepayment variability and coupon adjustments where applicable, to determine the duration of each holding and then aggregating based on the size of the position. In performing this duration calculation, FTA will utilize third-party models.

Investment grade securities are those rated in the Baa3 or higher categories by Moody’s, or in the BBB- or higher categories by S&P, or Fitch or, if unrated by Moody’s, S&P, Fitch, or another NRSRO, determined by FTA to be of comparable credit quality. Securities rated below investment grade, such as high yield securities, generally have higher yields and higher risks than investment grade securities. High yield securities, commonly referred to as “junk bonds”, are rated below investment grade by at least one of Moody’s, S&P or Fitch (or if unrated, determined by FTA to be of comparable credit quality high yield securities).

The Fund may take long or short positions in U.S. Treasury futures for interest rate risk management. The Fund may purchase government-sponsored mortgage-related securities in to-be-announced (“TBA”) transactions, including mortgage dollar rolls. In a TBA transaction, a seller and buyer of securities agree upon a price for delivering a given volume of securities at a specified future date. The characteristic feature of a TBA transaction is that the actual identity of the securities to be delivered at settlement is not specified on the trade date. Instead, participants agree upon only the general parameters of the securities to be delivered, including issuer, maturity, coupon, price, par amount and settlement date. Generally, two days prior to the settlement date, the seller provides the buyer with the identity of the securities it intends to deliver on the settlement date. In a mortgage dollar roll, the Fund will sell (or buy) mortgage-related securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. The Fund may also invest in repurchase agreements and restricted securities, including Rule 144A securities.

In selecting investments, FTA will consider, among other things, individual weightings from a security, sector specific, and portfolio perspective. As part of the portfolio construction process, risk positioning is included in the asset allocation. Market value weight and contribution to duration are both considered. The investment process is rooted in three primary inputs that form the basis for the strategy’s overall risk allocation: (1) macroeconomic inputs such as the economy, policy, and growth metrics are used to provide the overall risk posture across the short, medium and longer-term horizons; (2) quantitative inputs are used to identify how securities, and the portfolio as a whole, prove durable in a dynamically risk managed context; and (3) fundamental and technical inputs such as valuations, supply, demand, liquidity, volatility, fund flows, collateral fundamentals, option adjusted spreads, yield curves, credit curves, amongst others, serve as primary drivers of developing an overall risk/return profile essential in seeking durable cash flows and managing risk in a dynamic form.

General.    The Fund invests, both long and short, in a wide range of U.S. and non-U.S. publicly traded securities including, but not limited to, equity securities, fixed-income securities, currencies and derivatives. The Fund’s allocation to these various security types and various asset classes will vary over time in response to changing market opportunities. The Fund may:

•     Invest without limit in equity securities of issuers of any market capitalization including common stocks, and American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”);

•     Invest in shares of other registered investment companies and ETFs;

•     Invest without limit in foreign securities, including up to 50% of its net assets in securities of issuers located in emerging markets. The Advisor defines issuers located in emerging markets as those companies that have a majority of their assets located in, or derive a majority of their revenues from, emerging market countries;

•     Invest up to 80% of its net assets in fixed income securities of any maturity, including corporate bonds, debt issued by the U.S. government and its agencies and exchange-traded notes (“ETNs”). Such fixed income investments may include high-yield or “junk” bonds and may be of any maturity;

•     Invest up to 60% of its net assets in CLOs. Such CLOs may hold loans of any credit quality, including loans rated below investment grade;

•     Invest up to 85% of its net assets in derivatives including structured products, options, futures (including commodities futures), forward currency contracts and swaps, including credit-default swaps. These derivative instruments may be used for investment purposes or to modify or hedge the Fund’s exposure to a particular investment market related risk, as well as to manage the volatility of the Fund;

•     Invest up to 60% of its net assets in currencies and forward currency contracts;

•     Utilize leverage (for investment purposes by borrowing against a line of credit, trading on margin, or entering into repurchase agreements) of up to 10% of the Fund’s total assets as part of the portfolio management process;

•     Invest a significant portion of its assets in the securities of companies in the same sector of the market; and

•     Sell securities short with respect to 100% of its net assets. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.

For either investment or hedging purposes, or to manage the volatility of the Fund, the Advisors may invest substantially in a broad range of the derivatives instruments described above, particularly futures contracts. The Advisors may be highly dependent on the use of futures and other derivative instruments, and to the extent that they become unavailable, this may limit an Advisor from fully implementing its investment strategy.

There is no one ideal mix of these investment strategies and techniques; rather, the Advisors seek to allocate the Fund’s resources among the various strategies and techniques in response to changing market opportunities.

FTCM expects that the Fund will actively trade portfolio securities and will have a portfolio turnover significantly in excess of 100% on an annual basis.

The Advisors invest in the securities described above when they believe the securities have a strong appreciation potential (long investing, or actually owning a security) or potential to decline in value (short investing, or borrowing a security from a broker and selling it, with the understanding that it must later be bought back and returned to the broker).

The Fund sells (or closes a position in) a security when the Advisor or a Sub-Advisor determines that a particular security has achieved its investment expectations or the reasons for maintaining that position are no longer valid, including: (1) if the Advisor’s or Sub-Advisor’s view of the business fundamentals or management of the underlying company changes; (2) if the Advisor or Sub-Advisor believes a more attractive investment opportunity is found; (3) if general market conditions trigger a change in the Advisor’s or Sub-Advisor’s assessment criteria; or (4) for other portfolio management reasons, including to raise cash to meet redemption requests.